Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

Note 6 — Commitments and Contingencies

We received two private demand letters from purported shareholders in connection with the proposed de-SPAC transaction between CHW and WAG Labs, Inc. The demand letters seek certain supplemental disclosures and threaten to assert claims under the federal securities laws against CHW and its board of directors if the disclosures are not made. As of this date, no litigation has been filed.

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to Ordinary Shares) pursuant to a registration rights agreement dated September 1, 2021. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 1,650,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions.

On August 30, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option and partially exercised 1,500,000 Units and the remaining Units went un-exercised on expiry of 45 days. Accordingly, on September 1, 2021, the Company consummated the sale of an additional 1,500,000 Units to the public, at $10.00 per Unit for an aggregate purchase price of $15,000,000.

The underwriters were paid a cash underwriting discount of $0.175 per unit, or $2,187,500 in the aggregate at the closing of the IPO (which includes amounts related to the partial exercise of the over-allotment option). In addition, the underwriters are entitled to a deferred underwriting commissions of $0.35 per unit, or $4,375,000 in the aggregate from the closing of the IPO ((which includes amounts related to the partial exercise of the over-allotment option). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. See Note 10 for closing of Business Combination.

Advisory Fees

On March 28, 2022, the Company entered into an agreement with an MKM Partners for strategic and capital markets advisory services, pursuant to which the Company will pay the MKM Partners a fee of $300,000 contingent upon the consummation of the Business Combination (please see Note 1 above).

On April 18, 2022, the Company entered into an agreement with Roth Capital Partners, LLC pursuant to which the Roth Capital Partners will receive a contingent fee of $400,000, if the transaction closes during the term specified by the agreement, which shall commence on the date executed by the signatories below and shall continue until terminated by either party upon thirty (30) days’ prior written notice to the other party) or the twelve (12) month period following any termination of this Agreement.

On May 6, 2022, the Company entered into an agreement with D.A Davidson & Co. to render financial advisory and investment banking services in connection with the Company’s business combination with Wag Labs, Inc (see Note 1 above). The agreement calls for D.A. Davidson & Co. to receive a contingent fee of $550,000, payable upon closing the transaction.

On November 10, 2021 the company engaged Oppenheimer & Co. Inc. (“Oppenheimer”) to serve as the non-exclusive lead placement agent for the proposed private placement of the Company’s securities, which could have taken the form of common stock, convertible or non-convertible preferred stock, convertible or non-convertible debt, and potentially warrants, to a limited number of sophisticated investors in connection with the Company’s proposed initial business combination with Wag!. The Company and Oppenheimer were to mutually agree to the number of securities sold to each investor.

The agreement with Oppenheimer called for a fee due to Oppenheimer to be equal to the sum of (i) 6.0% of the portion of gross proceeds up to and including $50 million and (ii) 4.0% of the portion of gross proceeds in excess of $50 million. Oppenheimer was to receive no less than 50.0% of the fee. Also, regardless of whether the Company consummated the placement deal, the Company agreed to pay, or reimburse if paid by Oppenheimer: (i) all reasonable and documented out-of-pocket costs and expenses incident to the placement deal and (ii) all of the Oppenheimer’s reasonable and documented out-of-pocket costs and expenses incurred in connection with Oppenheimer’s engagement.

During the period from November 11, 2021 through December 14, 2021, Oppenheimer led a PIPE investment process where its representatives went out to investors from Oppenheimer’s network and CHW’s network to raise capital in connection with the potential business combination. CHW received several offers of $30 million or more from this process, in the form of equity financing, but ultimately determined these offers were not in the best interest of CHW’s investors and the best long-term interests of CHW. Oppenheimer did not incur any expenses up to the date and hence no amounts were accrued by the Company. No other contingent liabilities amounts were to be accrued from the arrangement.

See Note 10 for subsequent events related to advisor agreements entered into, after June 30, 2022.

Representative Shares

In September 2021, the Company issued to the designees of the underwriter 62,500 Ordinary Shares (the “Representative Shares”). The Company accounted for the Representative Shares as an offering cost of the IPO, with a corresponding credit to shareholders’ equity. The Company estimated the fair value of the Representative Shares to be $7.362 per share ($460,125 in the aggregate) based upon the price of the Founder Shares issued to the anchor investors (see Note 5). The holders of the Representative Shares have agreed not to transfer, assign, or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

See Note 9 for valuation methodology and assumptions of the Representative Shares.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Ordinary shares) pursuant to a registration rights agreement dated September 1, 2021. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 1,650,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions.

On August 30, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option and partially exercised 1,500,000 Units and the remaining Units went un-exercised on expiry of 45 days. Accordingly, on September 1, 2021, the Company consummated the sale of an additional 1,500,000 Units to the public, at $10.00 per Unit for an aggregate purchase price of $15,000,000.

The underwriters were paid a cash underwriting discount of $0.175 per unit, or $2,187,500 in the aggregate at the closing of the IPO (which includes amounts related to the partial exercise of the over-allotment option). In addition, the underwriters are entitled to a deferred underwriting commissions of $0.35 per unit, or $4,375,000 in the aggregate from the closing of the IPO ((which includes amounts related to the partial exercise of the over-allotment option). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Representative Shares

In September 2021, the Company issued to the designees of the underwriter 62,500 ordinary shares (the “Representative Shares”). The Company accounted for the Representative Shares as an offering cost of the IPO, with a corresponding credit to shareholders’ equity. The Company estimated the fair value of the Representative Shares to be $7.362 per share ($460,125 in the aggregate) based upon the price of the Founder Shares issued to the anchor investors (see Note 5). The holders of the Representative Shares have agreed not to transfer, assign, or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

Please see Note 9 for valuation methodology and assumptions of the Representative Shares.